Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2025	2024	2023
Current tax expense:
Federal	$654	$902	$727
Foreign	641	595	443
State and local	81	153	192
Total current tax expense	$1,376	$1,650	$1,362
Deferred tax expense (benefit):
Federal	$92	$(277)	$(344)
Foreign	(6)	(30)	31
State and local	13	(38)	(70)
Total deferred tax expense (benefit)	$99	$(345)	$(383)
Total provision for income taxes:
Federal	$746	$625	$383
Foreign	635	565	474
State and local	94	115	122
Provision for income taxes	$1,475	$1,305	$979

The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2025	2024	2023
Domestic	$4,431	$3,462	$2,196
Foreign	2,627	2,386	2,087
Income before taxes	$7,058	$5,848	$4,283
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2025	2024
Depreciation and amortization	$1,549	$1,700
Pension obligation	476	421
Other liabilities	215	189
Securities valuation	159	(39)
Equity investments	54	55
Other assets	(43)	(62)
Leasing	(53)	(41)
Credit losses on loans	(88)	(98)
Reserves not deducted for tax	(152)	(236)
Employee benefits	(279)	(269)
U.S. foreign tax credits	(114)	(101)
Valuation allowance	127	135
Net deferred tax liability	$1,851	$1,654

As of Dec. 31, 2025, we had $114 million of U.S. foreign tax credit carryforwards which will begin to expire in 2029. In addition, we have an unrealized capital loss of $13 million. We believe it is more likely than not that the benefit from these items will not be realized. Accordingly, we have recorded a valuation allowance of $127 million. We believe it is more likely than not that we will fully realize our remaining deferred tax assets. This conclusion is based on historical financial results and profit forecasts.

As of Dec. 31, 2025, we had approximately $1.6 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no local distribution tax provision has been recorded.

The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2025		2024		2023
	$	%	$	%	$	%
Federal rate	$1,482	21.0%	$1,228	21.0%	$899	21.0%
State and local income taxes, net of federal income tax benefit (a)	104	1.5	94	1.6	98	2.3
Foreign tax effects:
United Kingdom	55	0.8	62	1.1	44	1.0
Other	32	0.4	31	0.5	15	0.3
Effects of cross-border tax laws	10	0.1	2	—	15	0.4
Tax credits:
Tax credit investments	(101)	(1.4)	(83)	(1.4)	(91)	(2.1)
Other	(24)	(0.3)	(19)	(0.3)	(14)	(0.3)
Valuation allowances	(13)	(0.2)	(1)	—	34	0.8
Nontaxable or nondeductible items	(66)	(0.9)	(11)	(0.2)	(29)	(0.7)
Changes in unrecognized tax benefits	(4)	(0.1)	2	—	8	0.2
Effective tax rate	$1,475	20.9%	$1,305	22.3%	$979	22.9%
(a)    Primarily New York state and New York City.

Unrecognized tax positions
(in millions)	2025	2024	2023
Beginning balance at Jan. 1, – gross	$109	$109	$106
Prior period tax positions:
Increases	15	2	—
Decreases	(5)	(2)	(5)
Current period tax positions	14	8	8
Settlements	(8)	—	—
Statute expiration	(13)	(8)	—
Ending balance at Dec. 31, – gross	$112	$109	$109

Our total tax reserves as of Dec. 31, 2025 were $112 million compared with $109 million at Dec. 31, 2024. If these tax reserves were unnecessary, $112 million would affect the effective tax rate in future periods.
We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2025 is accrued interest, where applicable, of $36 million. The tax benefit related to interest for the year ended Dec. 31, 2025 was $5 million, compared with $2 million of tax expense for the year ended Dec. 31, 2024.

Our federal income tax returns are open to examination from 2017 through 2019 and 2022 and forward. Our New York State and New York City income tax returns are open to examination after 2015. Our UK income tax returns are open to examination after 2021.